Securities (Tables)	12 Months Ended
Dec. 31, 2019
Securities
Schedule of amortized cost and estimated fair value of securities

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2019:	(In Thousands)
Available-for-Sale:
U.S. Government and agency obligations	$14,043	$6	$(14)	$14,035
Mortgage-backed securities - residential	4,095	14	(18)	4,091
	$18,138	$20	$(32)	$18,126
Held-to-Maturity:
Mortgage-backed securities - residential	$409	$3	$—	$412
State and municipal securities	4,757	128	—	4,885

	$5,166	$131	$—	$5,297
December 31, 2018:
Available-for-Sale:
U.S. Government and agency obligations	$12,610	$7	$(162)	$12,455
Mortgage-backed securities - residential	5,953	24	(101)	5,876
	$18,563	$31	$(263)	$18,331
Held-to-Maturity:
Mortgage-backed securities - residential	$458	$6	$(1)	$463
State and municipal securities	5,594	29	(56)	5,567

	$6,052	$35	$(57)	$6,030

Schedule of amortized cost and estimated fair value by contractual maturity of debt securities

	Available-for-Sale		Held-to-Maturity
	Amortized	Estimated	Amortized	Estimated
	Cost	Fair Value	Cost	Fair Value
	(In Thousands)
Due in one year or less	$—	$—	$746	$748
Due after one year through five years	9,043	9,041	2,517	2,554
Due after five years through ten years	5,000	4,994	1,494	1,583
Mortgage-backed securities - residential	4,095	4,091	409	412
	$18,138	$18,126	$5,166	$5,297

Schedule of continuous unrealized loss position for investment securities

	Less than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
2019:
Available-for-Sale
U.S. Government and agency obligations	$2,993	$10	$2,536	$4	$5,529	$14
Mortgage-backed securities - residential(1)	131	—	3,065	18	3,196	18

	$3,124	$10	$5,601	$22	$8,725	$32

2019:
Held-to-Maturity
Mortgage-backed securities - residential	$—	$—	$—	$—	$—	$—
State and municipal Securities	—	—	—	—	—	—

	$—	$—	$—	$—	$—	$—

2018:
Available-for-Sale
U.S. Government and agency obligations	$—	$—	$9,445	$162	$9,445	$162
Mortgage-backed securities - residential(1)	203	—	3,749	101	3,952	101

	$203	$—	$13,194	$263	$13,397	$263
2018:
Held-to-Maturity
Mortgage-backed securities - residential	$—	$—	$165	$1	$165	$1
State and municipal Securities	1,039	4	3,021	52	4,060	56

	$1,039	$4	$3,186	$53	$4,225	$57